Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.80%(a)
Alabama–1.95%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 8,950	$ 7,971,403
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	24,240	25,326,834
Series 2024 A, RB(b)	5.25%	09/01/2032	8,900	9,554,858
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,211,828
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	10,250	10,566,227
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	792,300
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(d)(e)	5.50%	01/01/2043	21,290	12,135,300
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(d)(e)	6.88%	01/01/2043	4,470	2,547,900
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,482,000
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	3,747,750
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,315,818
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	10,790,548
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,027,758
Southeast Alabama Gas Supply District (The) (No. 1); Series 2024 A, Ref. RB(b)	5.00%	04/01/2032	31,000	32,848,924
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(b)	5.00%	05/01/2032	10,000	10,513,791
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,800	4,028,765
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,100	5,128,224
				147,990,228
Alaska–0.05%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	29,998	3,649,073
American Samoa–0.19%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,701,460
Arizona–2.75%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB(h)	5.00%	12/01/2042	4,500	4,525,372
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(f)	5.00%	07/01/2039	1,000	1,000,847
Series 2022, RB(f)	5.25%	07/01/2052	500	490,616
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(f)	6.00%	07/01/2037	15,760	16,230,851
Series 2017, Ref. RB(f)	6.00%	07/01/2047	15,000	15,276,803
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(f)	5.13%	07/01/2037	1,180	1,187,915
Series 2017 D, Ref. RB(f)	5.00%	07/01/2051	3,300	3,126,583
Series 2017 G, Ref. RB(f)	5.00%	07/01/2037	1,105	1,111,839
Series 2017 G, Ref. RB(f)	5.00%	07/01/2051	1,000	947,450
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(f)	5.00%	07/01/2043	1,000	979,494
Series 2023, RB(f)	5.25%	07/01/2053	1,000	975,212
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(f)	5.70%	07/01/2047	9,730	9,831,812
Series 2016, RB(f)	5.80%	07/01/2052	4,920	4,975,264
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(f)	5.00%	07/01/2039	1,000	984,363
Series 2019 A, RB(f)	5.00%	07/01/2049	4,000	3,719,188
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(f)	5.00%	07/01/2039	2,635	2,569,530
Series 2019, RB(f)	5.00%	07/01/2054	6,210	5,662,336
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(f)	5.00%	06/01/2031	5,335	5,247,917
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(f)	5.25%	12/15/2038	$ 1,015	$ 1,022,387
Series 2018 A, RB(f)	5.50%	12/15/2048	3,265	3,274,090
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(i)	4.00%	02/01/2050	15,285	14,248,926
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	7,000	6,632,450
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,336,356
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,837,873
Series 2017, Ref. RB	5.00%	11/15/2036	2,195	1,988,215
Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,436,963
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,825,458
Series 2018, RB	5.00%	11/15/2053	5,970	4,560,968
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	950	899,152
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,475	2,488,469
Series 2016, Ref. RB(f)	5.00%	07/01/2047	1,525	1,476,258
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(f)	6.00%	07/01/2043	1,885	1,921,328
Series 2023, RB(f)	6.25%	07/01/2053	1,900	1,928,603
Series 2023, RB(f)	6.38%	07/01/2058	1,250	1,272,868
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(f)	5.00%	07/01/2045	3,515	3,425,520
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	2,125	2,055,703
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	1,600	1,547,823
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(f)	6.75%	07/01/2044	5,250	5,256,748
Series 2015, Ref. RB(f)	5.00%	07/01/2045	1,845	1,802,604
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(f)	9.50%	04/01/2052	7,900	7,000,616
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	795	780,922
Series 2006, RB	5.80%	12/01/2036	4,385	3,978,608
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(f)	5.38%	06/15/2035	2,370	2,387,591
Series 2015, Ref. RB(f)	5.63%	06/15/2045	3,500	3,508,975
Series 2019, Ref. RB(f)	5.00%	06/15/2052	6,050	5,627,997
Series 2022, Ref. RB(f)	4.00%	06/15/2051	8,800	6,880,941
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(f)	5.50%	05/01/2040	1,125	1,107,378
Series 2020, Ref. RB(f)	5.75%	05/01/2050	5,000	4,933,413
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,004,202
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(f)	5.00%	07/01/2049	1,500	1,394,696
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(f)	7.00%	07/01/2045	3,077	2,728,877
Series 2016 B, Ref. RB(j)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(j)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(f)	7.00%	09/01/2037	3,107	3,107,641
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,000	13,089,503
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(f)	6.13%	10/01/2047	2,800	1,723,377
Series 2017 A, RB(f)	6.13%	10/01/2052	2,800	1,666,378
				208,447,463
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.43%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	$ 20,090	$ 20,438,704
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	11,500	11,883,554
				32,322,258
California–10.79%
Antelope Valley Community College District; Series 2020 B, GO Bonds (INS - AGM)(k)	3.00%	08/01/2050	10,000	7,559,643
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB	3.00%	04/01/2054	5,000	3,606,981
Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,623,606
California (State of);
Series 2020, GO Bonds (INS - BAM)(k)	3.00%	03/01/2050	4,000	3,111,349
Series 2023, GO Bonds(i)	5.25%	09/01/2053	15,000	16,602,234
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	15,000	15,893,427
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(b)	5.25%	10/01/2031	4,250	4,444,123
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	12,780	2,225,270
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(g)	0.00%	06/01/2046	25,000	6,540,825
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(i)	5.00%	05/01/2045	15,000	17,507,183
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.25%	11/01/2049	9,650	10,628,716
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(i)	5.00%	11/01/2047	10,000	11,288,730
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(f)	8.00%	08/15/2024	26,000	26,857,795
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021, RB(f)(g)	0.00%	01/01/2061	19,400	1,367,087
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,588,584
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(f)	6.63%	01/01/2032	760	742,319
Series 2012, RB(f)	6.88%	01/01/2042	1,465	1,382,024
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	3,560	3,547,526
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(k)	5.25%	11/01/2052	3,000	3,146,158
California (State of) Municipal Finance Authority (Republic Services, Inc.); Series 2021, Ref. RB(b)(c)	4.00%	10/01/2024	12,500	12,492,680
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(c)(d)(e)(f)	7.00%	12/01/2027	9,925	335,465
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(f)	5.00%	07/01/2037	13,500	13,536,053
Series 2012, RB(c)(f)	5.00%	11/21/2045	18,260	18,283,979
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	5.00%	11/15/2046	2,000	1,821,514
Series 2021, RB(f)	5.00%	11/15/2051	1,735	1,532,480
Series 2021, RB(f)	5.00%	11/15/2056	1,160	1,006,840
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(f)	5.00%	06/15/2050	1,540	1,440,117
Series 2020 A, RB(f)	5.00%	06/15/2055	1,030	950,856
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,002,371
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(f)	5.00%	08/01/2050	1,200	1,200,364
Series 2022, RB(f)	5.00%	08/01/2052	2,875	2,863,652
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(f)	5.00%	08/01/2032	700	719,297
Series 2022, Ref. RB(f)	5.38%	08/01/2042	1,150	1,195,253
Series 2022, Ref. RB(f)	5.75%	08/01/2052	1,160	1,216,369
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB(b)(h)	5.50%	06/07/2024	5,000	5,000,841
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(f)	5.00%	06/01/2058	$ 500	$ 463,897
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(i)(k)	5.38%	08/15/2057	10,000	10,678,146
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(f)	6.13%	11/01/2033	2,060	2,063,672
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(f)	6.75%	06/01/2045	6,440	6,411,360
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(k)	5.25%	08/15/2052	2,000	2,123,481
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,150	4,150,654
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2046	6,630	6,638,051
Series 2016 A, RB(f)	5.25%	12/01/2056	25,000	25,112,155
Series 2018 A, RB(f)	5.50%	12/01/2058	24,340	24,783,908
Series 2018, RB(f)	5.25%	12/01/2043	500	511,536
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,319,029
Series 2006 A, RB(g)	0.00%	06/01/2046	181,950	46,898,613
Series 2006 C, RB(f)(g)	0.00%	06/01/2055	211,450	10,962,879
California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(g)(k)	0.00%	08/01/2049	29,405	8,030,517
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	2,550	2,567,544
Series 2008, RB	6.88%	09/01/2038	4,440	4,471,218
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGM)(g)(k)	0.00%	01/15/2036	45,000	28,622,497
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,905,091
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	453,053	49,546,963
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(g)	0.00%	06/01/2036	173,915	79,584,652
Series 2007 D, RB(g)	0.00%	06/01/2057	46,635	3,746,707
Series 2007 F, RB(f)(g)	0.00%	06/01/2057	99,650	6,019,408
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(k)	4.00%	09/01/2058	3,500	3,324,189
Long Beach (City of), CA; Series 2022 C, RB (INS - AGM)(c)(k)	5.25%	06/01/2047	1,750	1,849,915
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(i)(l)	5.00%	05/15/2051	5,000	5,133,302
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(c)	4.00%	05/15/2047	3,000	2,800,817
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB(c)	5.25%	05/15/2048	7,315	7,827,305
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	993,319
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2036	7,650	4,793,404
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2037	13,130	7,835,035
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2038	13,515	7,612,424
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2039	13,895	7,412,823
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2040	14,280	7,190,017
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2041	14,080	6,701,083
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,385,164
Series 2021 B, RB(c)	5.00%	07/01/2056	13,970	14,277,864
Series 2023 B, RB(c)	5.00%	07/01/2053	36,405	37,517,741
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(m)	5.25%	07/01/2042	10,000	7,603,113
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	5.00%	05/01/2052	1,435	1,475,916
Series 2019 E, RB(c)	5.00%	05/01/2050	13,040	13,266,417
San Francisco (City & County of), CA Airport Commission, (San Francisco International Airport); Second Series 2023 C, Ref. RB(c)	5.75%	05/01/2048	10,000	11,025,650
San Francisco (City & County of), CA Community Facilities District No. 2014-1 (Transbay Transit Center); Series 2022 A, RB	5.00%	09/01/2052	1,025	1,048,142
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds (INS - AGM)(k)	3.00%	08/01/2050	$ 16,770	$ 12,944,040
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,578	12,421,781
San Luis Coastal Unified School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2049	10,000	9,696,311
Santa Rosa High School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2049	4,000	3,836,463
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(k)(m)	6.75%	02/01/2052	7,500	5,782,613
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	10,000	5,196,922
Series 2007 A, RB(g)	0.00%	06/01/2047	20,000	5,182,494
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,423,062
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,482,731
Series 2008 A, RB(g)	0.00%	12/01/2045	18,085	3,780,288
Series 2008 A, RB(g)	0.00%	12/01/2046	18,085	3,505,349
Series 2008 A, RB(g)	0.00%	12/01/2047	18,085	3,247,158
Series 2008 A, RB(g)	0.00%	12/01/2048	18,085	3,006,789
Series 2008 A, RB(g)	0.00%	12/01/2049	18,085	2,782,996
Series 2008 A, RB(g)	0.00%	12/01/2050	18,085	2,574,962
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(g)	0.00%	06/01/2046	31,025	6,328,585
Series 2019, Ref. RB(g)	0.00%	06/01/2054	19,300	3,731,470
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,015	3,027,685
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(i)	4.00%	08/01/2052	10,000	9,688,948
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,658,537
				818,246,513
Colorado–11.63%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,674,648
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,745,664
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,544,069
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(m)	5.75%	12/01/2051	6,055	4,180,936
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	413,620
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,263,811
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,007,984
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	36,011,312
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,954	4,959,418
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	1,969,898
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,382,254
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,197,401
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	487,939
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,585,988
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(f)	4.88%	12/01/2051	4,500	3,434,457
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,411,911
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	603,854
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,495,770
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,571,413
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	1,853,872
Baseline Metropolitan District No. 1;
Series 2018 A-1, RB	5.38%	12/01/2034	5,567	5,610,813
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,871,944
Series 2018 A-2, RB	5.50%	12/01/2034	9,340	9,440,556
Series 2018 A-2, RB	5.85%	12/01/2048	9,000	9,072,011
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	2,003,702
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	$ 6,500	$ 6,093,183
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(f)(m)	6.75%	12/01/2049	3,785	3,423,598
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,104,945
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,357,956
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	620,419
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(m)	7.50%	12/01/2048	7,075	5,240,659
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(m)	7.50%	12/01/2049	30,465	19,848,928
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,164,808
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,438	1,403,565
Canyon Pines Metropolitan District; Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,038,166
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	7,006,142
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,716,711
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,678,674
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,290,201
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,513,250
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(f)	5.00%	12/01/2047	500	449,506
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,593,738
Series 2020 B, RB	7.88%	12/15/2050	465	428,430
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,982	3,904,234
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	568,089
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,312,598
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,049,349
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,494	2,328,246
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,078,938
Colliers Hill Metropolitan District No. 2;
Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,995	2,824,437
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,275,993
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(f)	5.50%	04/01/2044	1,250	1,274,406
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	990	991,386
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,104
Series 2013, RB	7.45%	08/01/2048	2,245	2,248,323
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,606,221
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,874,751
Series 2022, RB	5.25%	11/01/2052	4,500	4,756,822
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(f)	5.75%	12/01/2035	1,650	1,225,719
Series 2015 A, Ref. RB(f)	6.13%	12/01/2045	2,300	1,557,003
Series 2015 A, Ref. RB(f)	6.25%	12/01/2050	4,070	2,711,107
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	2,035	1,928,121
Series 2007 A, RB	5.30%	07/01/2037	1,920	1,545,583
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,284,556
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	13,965,576
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(m)	6.00%	12/01/2047	30,920	27,411,730
Series 2019 A-2, GO Bonds(m)	6.25%	12/01/2048	15,075	14,717,739
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,917,383
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(f)	7.50%	12/15/2050	3,495	3,236,501
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,439,097
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,041,535
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,886,624
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	$ 569	$ 523,022
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,800,762
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,538,896
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(g)	0.00%	12/01/2031	18,400	9,783,501
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	595,820
Denver (City & County of), CO;
Series 2018 A, RB(c)(i)	5.00%	12/01/2048	10,000	10,100,604
Series 2021 A, RB(i)	4.00%	08/01/2051	17,350	16,314,759
Series 2022 A, RB(c)	5.00%	11/15/2047	15,180	15,767,493
Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,615,768
Series 2022 A, RB(c)	5.50%	11/15/2053	9,255	9,910,035
Series 2022 D, RB(c)(i)(l)	5.00%	11/15/2053	26,000	26,749,913
Series 2022, RB(c)(i)(l)	5.00%	11/15/2042	4,000	4,220,952
Series 2022, RB(c)(i)(l)	5.75%	11/15/2045	8,000	8,879,750
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	32,340	32,338,891
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,016,968
Series 2016, Ref. RB	5.00%	12/01/2040	250	251,366
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,809,682
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,307,844
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(f)	8.00%	12/15/2051	1,905	1,729,599
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,814,859
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,864,446
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,996,425
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	517,747
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(f)	6.00%	12/01/2049	2,970	2,829,065
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	917,900
Series 2023 B, GO Bonds(f)	9.00%	12/15/2047	1,046	1,052,060
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,526,636
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	639,467
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,043,035
Series 2017 A, RB	5.25%	12/01/2047	1,015	938,732
Series 2017 B, RB	7.75%	12/15/2047	996	982,888
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(f)	5.50%	12/01/2052	5,490	5,258,039
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	516,452
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,587,318
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,231,138
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,000	984,046
Series 2024 A-2, RB	6.50%	12/01/2043	2,000	1,969,329
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(m)	5.75%	12/01/2049	9,000	6,929,906
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,264,017
Series 2022 C, GO Bonds(f)	8.25%	12/15/2052	15,569	13,942,060
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	474,874
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	782,357
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	684,239
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,524,423
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,025,482
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	7,998,624
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	4,402	4,535,258
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,916,561
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	4,923
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	5,898,754
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	$ 2,562	$ 2,158,019
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(f)	7.75%	12/15/2050	711	656,006
Jones District Community Authority Board; Series 2020 A, RB(m)	5.75%	12/01/2050	6,815	6,064,301
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,622,049
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,086	10,159,056
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,388,597
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	600,049
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,751,525
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,836,025
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,042,996
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,164,062
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	596,871
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	298,013
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(f)	7.75%	12/15/2049	494	465,714
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	576,458
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	804,181
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,345,174
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	285	283,913
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,728,123
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,344,538
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,937,880
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,484,679
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	965,216
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,276,731
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	2,377	2,359,294
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,414,389
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(f)	7.63%	12/15/2051	1,652	1,483,122
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	936,814
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	446,480
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(f)	4.75%	12/01/2045	3,930	2,631,843
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,092,197
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	578,078
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	522,683
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,322,877
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	670,014
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(j)	6.50%	12/01/2035	1,000	820,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,447,516
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	569,671
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,486,419
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	372,549
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(f)	5.00%	12/01/2041	5,645	3,855,527
Series 2021 B, GO Bonds(f)	8.25%	12/15/2051	7,200	5,963,063
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	12,711,950
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,147,375
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,286,818
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	753,023
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	550	479,844
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	447,059
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,681,653
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	656	612,637
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	$ 1,080	$ 1,070,175
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,678,411
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	685	671,922
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	779,746
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	750,062
Series 2024, RB	5.63%	12/01/2043	1,350	1,367,632
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,344,875
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,570,967
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,067,850
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,530,100
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	728,887
Trails at Crowfoot Metropolitan District No. 3; Series 2019, GO Bonds	9.00%	12/15/2049	3,140	3,055,301
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(m)	5.50%	12/01/2051	3,000	2,258,196
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,188,591
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,120,543
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(f)	7.75%	12/15/2052	24,275	22,357,350
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,034,098
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,139,884
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(f)	5.70%	12/01/2051	27,543	25,374,016
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	766,431
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,413,291
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,726,321
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	513,399
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,713,708
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,708,649
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,730,919
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(f)	6.50%	12/01/2050	1,500	1,542,561
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(f)	6.50%	12/01/2048	2,000	1,989,765
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(m)	5.20%	12/01/2050	1,000	700,656
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,763,642
Wild Plum Metropolitan District; Series 2019 B, GO Bonds(b)(f)(h)	7.75%	12/01/2024	505	528,290
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	595,608
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	4,000	2,838,921
Series 2021 A-2, RB(m)	4.13%	12/01/2031	1,500	1,143,745
Series 2021 A-2, RB(m)	4.50%	12/01/2041	1,130	743,066
Series 2021 A-2, RB(m)	4.63%	12/01/2051	40,060	23,455,430
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(f)	5.13%	12/01/2050	2,700	2,243,110
				881,487,169
Connecticut–0.16%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2039	1,100	1,036,132
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,102,932
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	225	207,915
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(j)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2050	1,000	900,115
Series 2022 A, RB	7.00%	01/01/2053	4,000	4,273,189
				12,472,483
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.18%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	$ 1,250	$ 1,151,367
Series 2016 A, RB	5.00%	06/01/2051	1,100	990,352
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(f)	5.13%	07/01/2038	7,984	7,727,694
Series 2018, Ref. RB(f)	5.25%	07/01/2048	4,096	3,891,480
				13,760,893
District of Columbia–1.01%
District of Columbia;
Series 2023 A, RB	5.25%	05/01/2048	11,500	12,578,426
Series 2024, RB(f)(m)	6.25%	06/01/2041	3,000	1,677,926
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	502,952
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,360,856
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,463,026
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	915	944,482
Series 2006 A, RB(g)	0.00%	06/15/2046	100,920	23,274,584
Series 2006 C, RB(g)	0.00%	06/15/2055	60,320	6,455,181
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(c)	5.00%	10/01/2043	2,820	2,884,631
Series 2021 A, Ref. RB(c)	5.00%	10/01/2046	5,000	5,162,110
Series 2022, Ref. RB (INS - AGM)(k)	4.00%	10/01/2052	4,365	4,095,772
Series 2023 A, Ref. RB(c)(i)(l)	5.25%	10/01/2048	7,710	8,146,531
Series 2023 A, Ref. RB(c)	4.50%	10/01/2053	1,250	1,217,326
				76,763,803
Florida–8.74%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $2,237,391)(e)	5.00%	11/15/2024	2,320	2,276,188
Series 2014, RB (Acquired 09/15/2020; Cost $888,045)(e)	5.63%	11/15/2029	1,000	842,639
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(e)	6.00%	11/15/2029	4,000	3,387,944
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,774,141)(e)	6.00%	11/15/2034	3,305	2,483,816
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $19,991,693)(e)	6.25%	11/15/2044	22,145	15,043,380
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,772,288)(e)	6.38%	11/15/2049	5,130	3,409,901
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2019, RB	4.00%	12/01/2049	2,500	2,285,739
Series 2022, RB(i)(l)	4.00%	12/01/2049	11,450	10,468,702
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $40,750,000)(e)(f)	5.00%	11/15/2061	40,750	26,243,701
Series 2022 B, RB (Acquired 01/25/2022; Cost $3,325,000)(e)(f)	6.50%	11/15/2033	3,325	2,803,453
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,789,731
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,344,088
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(i)(l)	5.00%	04/01/2052	10,000	10,342,126
Broward (County of), FL; Series 2022, RB(i)	5.50%	01/01/2055	10,000	10,842,287
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	715	715,093
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2055	4,800	4,035,226
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $2,738,763)(d)(e)	4.00%	07/01/2038	2,750	550,000
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $987,550)(d)(e)	4.00%	07/01/2043	1,000	200,000
Series 2018 A-1, RB (Acquired 08/07/2019; Cost $6,037,259)(d)(e)	5.00%	07/01/2048	5,660	1,132,000
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $1,958,274)(d)(e)	4.13%	07/01/2053	2,000	400,000
Series 2018 B, RB (Acquired 06/15/2018; Cost $511,723)(d)(e)	5.00%	07/01/2043	500	5,950
Series 2018 B, RB (Acquired 06/15/2018-02/05/2019; Cost $1,100,398)(d)(e)	5.00%	07/01/2053	1,100	13,090
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(f)	5.00%	06/01/2056	520	449,694
Series 2021, RB(f)	5.00%	06/01/2056	900	778,316
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	$ 4,825	$ 3,641,897
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(f)	5.00%	07/01/2037	1,000	823,681
Series 2017, Ref. RB(f)	5.00%	07/01/2046	600	434,246
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(f)	4.00%	06/15/2051	2,220	1,643,894
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(d)(e)(f)	6.75%	12/01/2035	5,405	1,770,138
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(d)(e)(f)	7.00%	12/01/2045	2,000	655,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(d)(e)(f)	7.13%	12/01/2050	1,000	327,500
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(f)	5.25%	12/01/2043	18,350	18,151,365
Series 2018 A, RB(f)	5.25%	12/01/2058	16,600	15,977,611
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(f)(g)	0.00%	01/01/2061	12,420	815,625
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(f)	6.50%	12/15/2053	1,315	1,319,112
Series 2023, RB(f)	6.50%	12/15/2058	2,100	2,101,036
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(c)(f)	5.00%	10/01/2049	2,420	2,376,969
Series 2021, RB(c)(f)	4.00%	10/01/2041	4,500	4,011,614
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $4,670,749)(d)(e)(f)	8.13%	05/15/2044	4,974	134,292
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $32,773,541)(d)(e)(f)	8.25%	05/15/2049	33,235	897,360
Series 2015 A, RB (Acquired 06/30/2015; Cost $259,809)(d)(e)(f)	5.50%	05/15/2025	260	7,015
Series 2015 A, RB (Acquired 06/30/2015; Cost $658,936)(d)(e)(f)	6.25%	05/15/2035	659	17,791
Series 2015 A, RB (Acquired 06/30/2015; Cost $2,259,208)(d)(e)(f)	6.50%	05/15/2049	2,259	60,999
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	11,285,088
Series 2020, Ref. RB (INS - AGM)(k)	3.00%	08/15/2050	13,685	9,870,646
Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(i)	5.00%	07/01/2052	10,000	10,594,549
Florida Development Finance Corp.; Series 2023, RB(b)(c)(f)	6.13%	07/01/2026	1,400	1,434,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2021, Ref. RB(b)(c)(f)	7.50%	08/15/2024	13,500	13,888,588
Series 2022, Ref. RB(b)(c)(f)	8.25%	08/15/2024	27,000	27,778,013
Series 2024, Ref. RB(b)(c)(f)	12.00%	07/15/2028	13,875	14,430,000
Series 2024, Ref. RB (INS - AGM)(c)(k)	5.00%	07/01/2044	10,000	10,299,735
Series 2024, Ref. RB (INS - AGM)(c)(k)	5.25%	07/01/2047	12,000	12,475,506
Series 2024, Ref. RB(c)	5.25%	07/01/2047	15,000	15,451,810
Series 2024, Ref. RB (INS - AGM)(c)(k)	5.25%	07/01/2053	25,500	26,321,760
Series 2024, Ref. RB(c)	5.50%	07/01/2053	10,000	10,406,627
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(f)	5.63%	08/15/2042	1,515	1,481,961
Series 2022, Ref. RB(f)	5.88%	08/15/2052	5,000	4,848,921
Series 2022, Ref. RB(f)	6.00%	08/15/2057	5,500	5,360,439
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,719,387
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(f)(g)(j)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(f)	6.38%	05/15/2037	2,705	2,360,266
Series 2017, Ref. RB(f)(j)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(f)	6.25%	06/15/2028	2,000	1,991,519
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(f)	6.13%	06/15/2046	14,035	14,118,098
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,620,548
Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)	5.25%	05/01/2039	1,335	214
Series 2007 A-2, RB(d)	5.25%	05/01/2039	1,700	272
Series 2011, Ref. RB(g)(j)	0.00%	05/01/2039	13,190	6,858,800
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,283,078)(d)(e)	6.25%	04/01/2049	13,980	3,676,740
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,793,594
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	10,092,671
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	$ 7,000	$ 7,769,694
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	780	780,658
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	8,134,018
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,335,690
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	2,250	2,063,251
Series 2018 A, RB(f)	5.75%	07/15/2053	2,030	1,957,686
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(b)(f)	5.50%	07/01/2026	6,195	6,092,778
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(f)	5.50%	06/15/2032	1,880	1,880,112
Series 2012, IDR(f)	5.75%	06/15/2042	3,210	3,120,501
Miami-Dade (County of), FL;
Series 2009, RB(g)	0.00%	10/01/2035	12,000	7,582,733
Series 2009, RB(g)	0.00%	10/01/2042	42,215	17,998,517
Series 2017 B, Ref. RB(c)(i)(l)	5.00%	10/01/2040	8,900	9,047,936
Series 2021, RB (INS - AGM)(k)	3.00%	10/01/2051	12,000	8,679,637
Series 2022 A, RB(i)	5.00%	04/01/2052	15,720	16,394,940
Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	19,250	20,189,704
Series 2022, RB(i)	5.00%	07/01/2052	10,000	10,447,754
Series 2024 A, RB	5.25%	10/01/2054	17,000	18,480,374
Subseries 2021 A-1, Ref. RB (INS - AGM)(c)(k)	4.00%	10/01/2045	9,000	8,279,555
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB(i)	4.00%	10/01/2052	17,245	16,075,368
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	680	680,048
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,070	2,071,798
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	430	430,192
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	100	100,087
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	430	430,374
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	170	170,148
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(c)(e)(f)	5.88%	01/01/2033	6,660	6,379,198
Reunion East Community Development District;
Series 2002 A-2, RB(d)(j)	7.38%	05/01/2033	145	1
Series 2005, RB(d)(j)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB(i)	4.00%	07/01/2048	36,680	34,105,412
Seminole (County of), FL; Series 2022, RB(i)	5.00%	10/01/2052	10,000	10,543,385
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,211,563
St. Johns (County of), FL; Series 2022, RB(i)	5.00%	06/01/2047	14,865	15,865,680
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGM)(k)	4.00%	07/01/2053	19,835	18,311,658
Sterling Hill Community Development District; Series 2003 A, RB(j)(n)	6.20%	05/01/2035	1,375	632,351
Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(i)(k)	6.00%	10/01/2029	13,440	15,261,989
				662,927,778
Georgia–1.55%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(l)	4.00%	07/01/2049	10,150	9,585,755
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	10,355	9,918,085
Cobb (County of), GA Development Authority (Northwest Classical Academy);
Series 2023, RB(f)	6.00%	06/15/2043	975	986,119
Series 2023, RB(f)	6.40%	06/15/2053	1,850	1,870,807
Series 2023, RB(f)	6.38%	06/15/2058	1,250	1,255,222
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	7,071,031
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	9,000	8,603,393
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(i)	4.00%	07/01/2049	$ 15,000	$ 13,822,115
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	2,630	2,436,137
Series 2021, RB	4.00%	02/15/2046	6,200	5,801,447
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(f)	5.00%	01/01/2054	6,000	5,347,385
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	7,908,318
Main Street Natural Gas, Inc.;
Series 2022 C, RB(b)(f)	4.00%	11/01/2027	10,000	9,828,967
Series 2024 A, RB(b)	5.00%	09/01/2031	17,000	17,981,588
Series 2024 B, RB(b)	5.00%	03/01/2032	10,000	10,611,415
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(f)	5.00%	11/01/2047	4,480	4,126,031
				117,153,815
Hawaii–0.35%
Hawaii (State of); Series 2022 A, RB(c)	5.00%	07/01/2047	10,000	10,352,105
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	15,000	16,180,812
				26,532,917
Idaho–0.58%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(c)(d)(e)(j)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	465,080
Series 2014, RB	4.00%	10/01/2033	1,000	816,161
Series 2014, RB	4.50%	10/01/2050	7,030	4,808,595
Series 2014, RB	4.55%	10/01/2056	23,000	15,309,398
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,229,810
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.65%	01/01/2054	9,000	8,970,057
Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	7,850	8,519,100
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(f)(g)	0.00%	07/01/2049	9,112	1,538,652
				43,656,853
Illinois–6.72%
Bolingbrook (Village of), IL; Series 2005, RB	6.00%	01/01/2026	4,500	4,312,650
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(f)	6.25%	09/01/2045	4,000	4,004,723
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,166,348
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,165,024
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,020,896
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,174,662
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,104,693
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,515,528
Series 2007 F, Ref. GO Bonds(i)(l)	5.50%	01/01/2035	10,640	10,706,086
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	377,329
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	400,839
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,470,139
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,012,422
Series 2017 A, Ref. GO Bonds(i)(l)	6.00%	01/01/2038	64,150	66,686,350
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2040	6,500	7,000,188
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(j)	7.46%	02/15/2026	1,485	1,084,158
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(c)(i)(l)	5.00%	01/01/2048	14,000	14,346,532
Series 2022 A, RB(c)	5.25%	01/01/2053	14,000	14,564,032
Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,700,926
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	$ 12,280	$ 12,047,509
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	28,057,977
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	3,340	3,417,340
Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	3,957,612
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,714,638
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,737,996
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,269,880
Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	13,702,975
Series 2023, RB	5.75%	04/01/2048	3,500	3,851,178
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,225	1,153,996
Evanston (City of), IL (Roycemore School); Series 2021, RB(f)	4.63%	04/01/2051	1,250	950,279
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,730,361
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,457,948
Series 2024 B, GO Bonds	5.25%	05/01/2047	2,500	2,676,747
Series 2024 B, GO Bonds	5.25%	05/01/2049	3,000	3,195,226
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,023,919
Illinois (State of) Finance Authority;
Series 2018 B, Ref. RB(f)	6.00%	04/01/2038	2,100	2,100,660
Series 2023, RB(b)(c)(f)	7.38%	09/01/2033	10,000	10,793,647
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(f)	5.63%	08/01/2053	250	261,353
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(f)	6.00%	12/01/2045	3,715	3,730,735
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,031,176)(e)	5.00%	11/01/2035	3,000	2,670,075
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,524,797)(e)	5.00%	11/01/2040	20,210	16,592,378
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,966,776)(e)	5.00%	11/01/2049	27,085	20,028,694
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(e)	5.25%	05/15/2037	6,795	5,787,719
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,540,219)(e)	5.25%	05/15/2048	12,770	9,815,516
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(i)(l)	5.00%	08/15/2051	25,000	25,973,889
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,399	34,829,903
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(h)	5.25%	05/15/2025	4,810	4,872,966
Series 2015, Ref. RB(b)(h)	5.25%	05/15/2025	1,850	1,874,218
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	750,247
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,500,331
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	8,614,590
Series 2018 B, Ref. RB(f)	6.13%	04/01/2058	6,000	5,677,326
Series 2019 A, RB(f)	6.13%	04/01/2049	1,000	969,538
Series 2019 A, RB(f)	6.13%	04/01/2058	23,840	22,557,909
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	914,170
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	993,337
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,384,328
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,965	8,021,066
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,764,788
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(f)	5.45%	01/01/2046	5,000	3,670,796
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(g)	0.00%	12/15/2051	13,165	3,062,091
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,008,450
Series 2017 A, RB (INS - AGM)(g)(k)	0.00%	12/15/2056	5,000	959,011
Series 2017 B, Ref. RB(g)	0.00%	12/15/2054	5,000	976,644
Series 2017, RB	5.00%	06/15/2057	11,000	11,105,861
Malta (Village of), IL (Prairie Springs); Series 2006, RB(j)	5.75%	12/30/2025	1,800	414,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	$ 1,205	$ 1,241,349
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,849,037
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)(j)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,945,391
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	130	127,483
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(g)	0.00%	12/31/2038	1,915	1,505,977
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,165	2,131,947
				509,854,176
Indiana–0.32%
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(i)(l)	4.00%	12/01/2049	13,000	12,317,067
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(f)	5.90%	07/01/2038	1,000	1,000,872
Series 2018 A, Ref. RB(f)	6.00%	07/01/2048	2,750	2,739,429
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,391,525
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,168,970
				24,617,863
Iowa–1.20%
Iowa (State of) Finance Authority; Series 2024, RB (CEP - GNMA)	4.75%	07/01/2049	5,220	5,229,106
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	20,960	20,558,702
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,200	7,492,907
Series 2022, Ref. RB	5.00%	12/01/2050	7,700	8,041,141
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,279,235
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	380,750	46,417,347
				91,018,438
Kansas–0.33%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGM)(k)	4.00%	09/01/2052	2,000	1,892,796
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	1,715	1,715,000
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(j)(n)	5.75%	12/01/2025	238	185,501
Series 2006 A, RB(j)(n)	5.88%	12/01/2025	447	348,309
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(j)(n)	5.88%	12/01/2025	493	493,410
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	4,610,660
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	9,907,647
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,540,508
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,192,641
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	900,136
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,379,525
				25,166,133
Kentucky–0.75%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,048,383
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,543,207
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,498,760
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	1,862,934
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,473,554
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,134,630
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,075,899
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,018,719
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	$ 9,000	$ 10,377,801
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,732,673
Series 2013 C, RB	6.88%	07/01/2046	7,000	8,041,917
				56,808,477
Louisiana–0.74%
Lafayette (Parish of), LA School Board;
Series 2023, RB(i)	4.00%	04/01/2048	8,500	8,093,593
Series 2023, RB(i)	4.00%	04/01/2053	4,550	4,239,318
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,256,705
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,114,561
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,512,594
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(f)	3.88%	11/01/2045	5,875	5,152,696
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(f)	5.65%	11/01/2037	3,485	3,688,092
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(f)	3.95%	11/01/2043	4,033	3,626,490
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(f)	5.38%	11/01/2038	515	534,169
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(f)	4.40%	11/01/2044	3,465	3,351,479
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(f)	5.50%	11/01/2039	1,895	1,981,536
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(f)	4.63%	11/01/2038	1,650	1,674,592
Louisiana (State of) Public Facilities Authority; Series 2023, RB(b)(c)(f)	6.50%	10/01/2028	4,500	4,775,257
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $3,188,822)(d)(e)(f)	5.00%	06/01/2051	3,055	1,833,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(f)	6.35%	07/01/2040	3,000	3,260,875
				56,094,957
Maine–0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	6,800	6,326,050
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,298,236
				9,624,286
Maryland–0.17%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,144,900
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	720,155
Series 2014, RB	6.10%	02/15/2044	1,420	1,420,315
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,289,289
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	5,000	4,707,835
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	1,993,272
				13,275,766
Massachusetts–1.48%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,696,513
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(i)(k)	5.50%	08/01/2030	32,040	35,816,156
Series 2023, GO Bonds(i)	5.00%	05/01/2053	10,020	10,660,905
Series 2024, GO Bonds(i)	5.00%	01/01/2054	25,000	26,663,283
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(i)	5.50%	07/01/2032	5,015	5,867,245
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(i)	5.00%	06/01/2050	$ 15,000	$ 15,832,353
Series 2022 B, RB(i)	5.00%	06/01/2052	15,000	15,895,626
				112,432,081
Michigan–1.43%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,650,130
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,206,534
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	10,510	8,307,080
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,180	1,124,454
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	1,975,743
Series 2023, RB	6.00%	01/01/2054	3,885	3,847,610
Series 2023, RB	6.25%	01/01/2059	2,755	2,762,912
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(f)	5.00%	08/15/2041	1,235	1,064,236
Series 2021, Ref. RB(f)	5.00%	08/15/2051	1,510	1,201,590
Michigan (State of); Series 2024, RB(i)	5.50%	11/15/2049	15,000	16,748,761
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2065	82,350	8,355,486
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,075,016
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(i)	4.00%	02/15/2050	14,975	13,678,916
Michigan (State of) Housing Development Authority;
Series 2022, RB(i)(l)	5.10%	12/01/2037	10,000	10,613,051
Series 2022, RB(i)(l)	5.20%	12/01/2040	4,425	4,569,846
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (Acquired 09/30/2016; Cost $1,971,324)(d)(e)(f)	5.00%	07/01/2036	1,970	1,386,395
Series 2016, RB (Acquired 09/30/2016-10/12/2021; Cost $1,883,381)(d)(e)(f)	5.00%	07/01/2046	2,000	1,179,454
Series 2016, RB (Acquired 09/30/2016-10/07/2021; Cost $2,931,558)(d)(e)(f)	5.00%	07/01/2051	3,080	1,737,136
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,095	5,255,931
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(f)	5.00%	08/15/2051	2,000	1,591,509
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,807,826
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB (Acquired 09/30/2016; Cost $4,553,057)(d)(e)(f)	5.00%	07/01/2036	4,550	3,202,081
Series 2016 A, Ref. RB (Acquired 09/30/2016-10/14/2021; Cost $4,448,462)(d)(e)(f)	5.00%	07/01/2046	4,895	2,886,715
Series 2016 A, Ref. RB (Acquired 09/30/2016-10/12/2017; Cost $2,825,883)(d)(e)(f)	5.00%	07/01/2051	2,795	1,576,394
Woodhaven-Brownstown School District; Series 2023 II, GO Bonds	4.25%	11/01/2049	2,685	2,588,862
				108,393,668
Minnesota–0.92%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,469,087
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	972,274
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,424,456
Series 2015, RB	5.50%	07/01/2040	2,250	2,042,081
Series 2015, RB	5.75%	07/01/2046	2,800	2,519,220
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(d)	5.70%	04/01/2036	2,000	1,000,000
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(f)	3.55%	04/01/2039	5,000	3,950,497
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB(b)(h)	5.00%	07/01/2024	1,200	1,200,919
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	3,018,728
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,686,732
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,500,628
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	5,996,433
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(b)(d)(e)(f)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	490	489,963
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,376,131
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	$ 1,000	$ 1,007,210
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,585,150
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,958,190
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,392,443
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	959,257
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	831,360
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,142,078
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	2,869,943
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,864,140
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,972,099
Series 2018 B, Ref. RB	6.75%	12/01/2025	230	218,283
				70,025,196
Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(f)	4.55%	11/01/2039	1,930	1,936,816
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(f)	3.63%	11/01/2036	955	879,596
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,740	4,174,963
				6,991,375
Missouri–1.06%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(j)	5.50%	04/01/2027	5,299	1,748,570
Dardenne Town Square Transportation Development District; Series 2006 A, RB(j)(n)	5.00%	05/01/2036	5,190	2,646,900
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(j)(n)	5.75%	12/01/2028	1,250	500,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(f)	5.25%	12/01/2048	6,415	6,240,817
Series 2019 B, RB(f)	7.75%	12/15/2048	3,853	3,644,862
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2020, RB(c)	4.00%	03/01/2045	4,540	4,171,947
Series 2020, RB (INS - AGM)(c)(k)	4.00%	03/01/2057	750	664,867
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,665	1,664,800
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	5.00%	02/01/2050	2,550	2,326,066
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	2,993,440
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	858,243
Series 2017 A, Ref. RB	5.25%	05/15/2050	13,750	11,012,937
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB(b)(h)	5.25%	08/15/2024	3,000	3,007,768
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	272,955
Series 2024 A, Ref. RB	5.63%	08/15/2054	610	618,214
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(f)	6.00%	06/01/2046	6,170	5,587,985
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	435	422,107
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(i)	5.13%	05/01/2052	10,005	10,412,932
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(f)	4.25%	12/01/2042	7,460	6,858,878
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	5,720	5,478,446
Series 2018 A, RB	5.13%	09/01/2049	5,475	5,210,447
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,742,240
				80,085,421
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.02%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	$ 1,000	$ 906,294
Series 2017, Ref. RB	5.25%	05/15/2047	750	618,871
				1,525,165
Nevada–0.23%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	870	870,000
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	500	473,761
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	601,309
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(c)(f)	6.25%	12/15/2037	1,000	200,000
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	8,431,926
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(f)	5.75%	06/01/2042	345	342,859
Series 2022, RB(f)	6.00%	06/01/2052	1,785	1,792,196
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(f)(g)	0.00%	07/01/2058	28,500	3,663,971
Series 2018 D, Ref. RB(f)(g)	0.00%	07/01/2058	13,000	1,364,505
				17,740,527
New Hampshire–0.21%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(c)(f)	4.88%	11/01/2042	7,500	6,912,271
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(f)	5.63%	12/15/2033	5,765	5,848,906
Series 2024, RB(f)	6.25%	12/15/2038	3,000	3,043,758
				15,804,935
New Jersey–2.57%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,522,763
Series 2022, RB	6.00%	06/15/2062	4,300	4,546,717
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	47,065	47,119,868
Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,169,680
Series 2012, RB(c)	5.75%	09/15/2027	30,960	30,979,749
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,515	1,516,784
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,028,893
Series 2012 C, RB	5.00%	07/01/2032	1,260	1,260,326
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,500,549
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	3,500	3,501,403
Series 2013, RB(c)	5.63%	01/01/2052	10,750	10,757,202
New Jersey (State of) Educational Facilities Authority (NACT Somerset, Inc.); Series 2024, RB(f)	7.00%	08/01/2054	7,500	7,433,879
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	4.70%	10/01/2050	6,000	5,954,798
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(g)	0.00%	12/15/2031	7,540	5,601,774
Series 2010 A, RB(g)	0.00%	12/15/2037	10,000	5,623,927
Series 2019, RB	5.25%	06/15/2043	10,000	10,391,332
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,611,471
Series 2023, RB(i)(l)	5.25%	06/15/2050	12,000	12,864,308
New Jersey (State of) Turnpike Authority; Series 2024 C, Ref. RB	5.00%	01/01/2045	10,000	10,630,067
				195,015,490
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.20%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	$ 1,225	$ 1,093,312
Series 2019 A, RB	5.00%	07/01/2049	10,525	8,707,780
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(f)	8.00%	05/01/2040	5,510	5,165,630
				14,966,722
New York–14.50%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,505	1,505,551
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(g)	0.00%	07/15/2034	14,345	9,411,295
Series 2009, RB(g)	0.00%	07/15/2044	23,805	8,936,733
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	885,231
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,323,645
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,585,631
Series 2017 A, RB	5.00%	08/01/2052	790	737,986
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(f)(o)	5.50%	12/31/2040	13,140	11,041,831
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,172,073
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(f)	4.00%	06/15/2041	1,310	1,115,217
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(f)	5.00%	06/15/2033	600	620,706
Series 2023, RB(f)	5.50%	06/15/2053	1,150	1,152,407
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,287,869
Metropolitan Transportation Authority; Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,137,340
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(i)(k)(l)	4.00%	11/15/2046	22,245	21,142,798
Series 2019 C, RB (INS - AGM)(i)(k)(l)	4.00%	11/15/2049	14,615	13,566,986
Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,426,101
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,423,542
Subseries 2020 A-1, RB (INS - AGM)(i)(k)(l)	4.00%	11/15/2043	16,025	15,440,364
Subseries 2020 A-1, RB(i)(l)	4.00%	11/15/2053	27,500	25,033,720
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,900,161
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	8,000	7,919,775
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,362,779)(d)(e)	5.00%	01/01/2058	30,886	9,248,539
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(d)(e)(f)	9.00%	01/01/2041	14,980	14,980,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,553,116
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	58,506,036
Series 2006 B, RB(g)	0.00%	06/01/2046	105,990	30,139,189
New York (City of), NY;
Subseries 2023 B-1, GO Bonds(i)	5.25%	10/01/2047	10,000	10,858,769
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	4,385	4,161,113
New York (City of), NY Municipal Water Finance Authority;
Subseries 2022 CC-1, RB(i)	5.00%	06/15/2052	21,210	22,315,124
Subseries 2023 AA-3, RB(i)	5.00%	06/15/2047	10,000	10,668,197
Subseries 2024 AA-1, RB	5.25%	06/15/2053	4,500	4,892,277
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	1,760	1,662,773
Series 2022, RB(i)	5.25%	11/01/2048	12,500	13,533,176
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,308,795
Series 2024, RB	5.25%	05/01/2051	21,670	23,649,203
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,789,570
Subseries 2022 C-1, RB(i)	4.00%	02/01/2047	11,000	10,521,799
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2015 C, RB(b)(h)	5.00%	09/15/2025	$ 40	$ 40,730
Series 2018 E, RB(i)	5.00%	03/15/2046	35,050	36,352,023
Series 2024 A, Ref. RB	5.25%	03/15/2052	7,500	8,159,941
Series 2024 A, Ref. RB	5.50%	07/01/2054	41,000	46,056,091
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGM)(k)	3.00%	09/01/2050	14,775	10,329,575
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2053	15,000	13,678,284
Series 2021 A-1, RB(i)	4.00%	03/15/2054	10,000	9,419,457
Series 2021 A-1, RB(i)	4.00%	03/15/2059	30,000	27,667,934
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	3.00%	03/15/2048	5,000	3,839,403
New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(i)	4.13%	03/15/2056	5,000	4,732,375
Series 2022 C, RB(i)	4.13%	03/15/2057	15,000	14,161,058
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.75%	11/01/2047	1,000	1,007,701
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	3,034,596
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	3,032,661
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(g)	0.00%	11/15/2049	13,390	3,683,949
New York Counties Tobacco Trust IV;
Series 2005 F, RB(g)	0.00%	06/01/2060	50,000	2,888,705
Series 2010 A, RB(f)	6.25%	06/01/2041	6,100	6,099,754
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(g)	0.00%	06/01/2038	65,990	28,079,075
Series 2005 S-2, RB(g)	0.00%	06/01/2050	45,500	6,764,731
Series 2005 S-3, RB(g)	0.00%	06/01/2055	268,000	21,808,527
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	46,500	46,826,444
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,843,278
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(k)	3.00%	11/15/2051	10,000	7,390,410
New York State Urban Development Corp.; Series 2020 A, RB	3.00%	03/15/2050	7,500	5,502,536
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	7,575	7,968,702
Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	12,150,703
Series 2023, RB(c)	6.00%	06/30/2054	23,270	25,525,524
Series 2023, RB(c)	5.38%	06/30/2060	21,730	22,536,311
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	2,645	2,645,850
Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,775,385
Series 2021, Ref. RB(c)	3.00%	08/01/2031	3,500	3,271,688
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2028	10,650	11,065,872
Series 2020, RB(c)	5.00%	10/01/2040	16,450	17,053,371
Series 2020, RB(c)	4.38%	10/01/2045	1,750	1,701,995
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	3,420	3,403,952
Series 2016 A, RB(c)	5.25%	01/01/2050	13,695	13,637,043
Series 2023, RB(c)	5.63%	04/01/2040	19,500	21,274,065
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (INS - AGM)(c)(k)	4.00%	12/01/2042	5,000	4,714,883
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(f)	4.75%	11/01/2042	2,390	2,181,417
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(f)(g)	0.00%	08/15/2060	368,350	24,538,372
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.75%	12/01/2044	8,800	9,099,554
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	595,500
Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	1,710,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(i)	4.00%	11/15/2056	$ 10,000	$ 9,360,389
Series 2019 C, RB (INS - AGM)(k)	3.00%	11/15/2047	12,665	9,636,639
Series 2022 A, RB(i)	5.00%	05/15/2057	11,490	12,105,076
Series 2022, RB	5.25%	05/15/2062	20,000	21,376,710
Series 2024 A-1, RB(i)(l)	5.25%	05/15/2059	20,000	21,607,512
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,020,988
Series 2016 B, Ref. RB	5.00%	06/01/2048	29,805	25,237,947
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(f)	7.00%	06/01/2046	58,990	50,897,551
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	1	397
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	8,911,946
				1,098,959,218
North Carolina–0.12%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(c)(k)	5.25%	07/01/2048	2,000	2,110,899
Series 2023, RB (INS - AGM)(c)(k)	5.25%	07/01/2053	1,250	1,309,307
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,354,140
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,187,593
				8,961,939
North Dakota–0.36%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,827,929
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,602,955
North Dakota (State of) Housing Finance Agency;
Series 2024, RB	4.70%	07/01/2049	5,000	4,973,622
Series 2024, RB	4.75%	01/01/2052	4,540	4,535,744
				26,940,250
Ohio–3.47%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	8,044,621
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	79,835	71,535,306
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	398,785	35,695,046
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.75%	01/01/2044	13,900	13,898,889
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,191,015
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	2,685	2,656,904
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	966,832
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	5,578,493
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,396,305
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2053	2,500	2,609,487
Series 2024, Ref. RB	5.00%	12/01/2063	5,280	5,434,636
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,855	2,055,999
Hamilton (County of), OH (UC Health);
Series 2020, RB(i)(l)	4.00%	09/15/2050	15,000	12,510,791
Series 2020, RB	4.00%	09/15/2050	4,100	3,419,607
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,766,719
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(i)(l)	4.00%	11/15/2045	11,825	10,363,510
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,469,979
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,120,900
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB(d)(f)	6.00%	04/01/2038	$ 7,270	$ 1,912,010
Series 2018 A, RB(d)(f)	6.25%	04/01/2049	2,115	556,245
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	26,930	24,708,027
Series 2013, RB	5.00%	02/15/2048	14,250	12,843,231
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(c)	5.00%	12/31/2039	2,750	2,752,487
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(f)	5.00%	07/01/2049	4,900	4,373,174
Ohio State University (The) (Green Bonds); Series 2021 A, RB (INS - AGM)(i)(k)	5.50%	11/01/2059	10,000	10,630,898
Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(i)	4.00%	12/01/2048	10,000	9,516,150
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,000,885
				263,008,146
Oklahoma–1.29%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,915	2,580,129
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(f)	6.25%	06/15/2054	2,125	2,131,647
Series 2024, RB(f)	6.50%	06/15/2064	3,600	3,647,946
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,612,532
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	4,938
Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	2,329
Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	4,858
Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	3,327
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,638,570
Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,010,929
Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,659,699
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	6,500	6,550,114
				97,847,018
Oregon–0.51%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(i)	4.00%	06/01/2046	16,025	14,776,181
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,218,601
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2048	10,000	10,793,260
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2053	10,000	2,308,181
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,495,467
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,500	2,037,422
Series 2021 A, Ref. RB	5.00%	11/15/2051	500	394,420
				39,023,532
Pennsylvania–1.97%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,237,075
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,144,098
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(f)	6.00%	05/01/2042	4,775	4,929,479
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,658,341
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,329,182
Series 2019, RB	5.00%	12/01/2054	2,000	1,673,038
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,762	3,982,861
Series 2014 B, RB(m)	7.50%	02/01/2044	1,379	774,521
Series 2014 C, RB(d)(g)	0.00%	02/01/2044	4,122	27,820
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2010, Ref. VRD RB(p)	3.50%	12/01/2030	$ 4,000	$ 3,999,473
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,007,176
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	11,000	11,406,906
Series 2022, RB (INS - AGM)(c)(k)	5.00%	12/31/2057	16,000	16,414,587
Series 2022, RB(c)	6.00%	06/30/2061	18,500	20,307,927
Series 2022, RB (INS - AGM)(c)(k)	5.75%	12/31/2062	10,000	10,905,343
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023-142A, Ref. RB	5.00%	10/01/2043	2,000	2,045,256
Series 2024-144A, RB	6.00%	10/01/2054	8,000	8,584,876
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	2,951,099
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,512,809
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,499,170
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,838,264
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,630
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,741,692
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	4,156,495
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,392,746
				149,550,864
Puerto Rico–6.96%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	20,440	20,545,650
Series 2002, RB	5.63%	05/15/2043	5,415	5,479,164
Series 2005 A, RB(g)	0.00%	05/15/2050	473,480	86,053,678
Series 2008 B, RB(g)	0.00%	05/15/2057	784,260	47,179,199
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	1,204	1,199,706
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	5,303	3,521,729
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,388	13,152,019
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	23,013,210
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	17,319,953
Subseries 2022, RN(g)	0.00%	11/01/2043	36,390	22,607,382
Subseries 2022, RN(g)	0.00%	11/01/2051	60,690	38,310,786
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	3,687	3,692,838
Series 2021 B, RB(f)	4.00%	07/01/2042	25,000	23,142,475
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(d)	5.00%	07/01/2026	6,685	1,771,525
Series 2007 TT, RB(d)	5.00%	07/01/2027	2,350	622,750
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.68%)(d)(q)	4.41%	07/01/2025	4,250	1,126,250
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(d)(q)	4.43%	07/01/2031	2,050	451,000
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2024	4,560	4,559,083
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2030	9,275	9,132,663
Series 2007 VV, Ref. RB (INS - AGM)(k)	5.25%	07/01/2031	20,000	19,940,712
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	6,275	6,216,349
Series 2008 WW, RB(d)	5.00%	07/01/2028	13,620	3,609,300
Series 2008 WW, RB(d)	5.25%	07/01/2033	2,200	583,000
Series 2008 WW, RB(d)	5.50%	07/01/2038	19,685	5,216,525
Series 2010 AAA, RB(d)	5.25%	07/01/2025	840	222,600
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 AAA, RB(d)	5.25%	07/01/2031	$ 1,350	$ 357,750
Series 2010 CCC, RB(d)	5.00%	07/01/2025	325	86,125
Series 2010 CCC, RB(d)	5.00%	07/01/2028	960	254,400
Series 2010 CCC, RB(d)	5.25%	07/01/2028	7,600	2,014,000
Series 2010 EEE, RB(d)	6.05%	07/01/2032	895	237,175
Series 2010 XX, RB(d)	4.63%	07/01/2025	620	164,300
Series 2010 XX, RB(d)	5.25%	07/01/2026	385	102,025
Series 2010 XX, RB(d)	5.25%	07/01/2035	6,799	1,801,735
Series 2010 YY, RB(d)	6.13%	07/01/2040	1,200	318,000
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2024	340	90,100
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2024	65	17,225
Series 2010 ZZ, Ref. RB(d)	4.63%	07/01/2025	640	169,600
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2026	435	115,275
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2026	875	231,875
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2028	310	82,150
Series 2012 A, RB(d)	4.80%	07/01/2029	2,260	598,900
Series 2012 A, RB(d)	5.00%	07/01/2029	3,535	936,775
Series 2012 A, RB(d)	5.05%	07/01/2042	3,095	820,175
Series 2013 A, RB(d)	7.25%	07/01/2030	2,120	561,800
Series 2013 A, RB(d)	7.00%	07/01/2033	6,030	1,597,950
Series 2013 A, RB(d)	6.75%	07/01/2036	15,090	3,998,850
Series 2013 A, RB(d)	7.00%	07/01/2040	2,675	708,875
Series 2013 A, RB(d)	7.00%	07/01/2043	20,415	5,409,975
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,733	1,706,490
Series 2023 A, RB	6.63%	01/01/2028	13,222	12,988,246
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,927	1,593,313
Series 2018 A-1, RB(g)	0.00%	07/01/2031	2,484	1,892,878
Series 2018 A-1, RB(g)	0.00%	07/01/2033	10,296	7,199,473
Series 2018 A-1, RB(g)	0.00%	07/01/2046	55,515	17,781,505
Series 2018 A-1, RB(g)	0.00%	07/01/2051	149,221	35,490,305
Series 2018 A-1, RB	4.75%	07/01/2053	20,479	20,350,309
Series 2019 A-2, RB	4.33%	07/01/2040	24,721	24,643,650
Series 2019 A-2, RB	4.33%	07/01/2040	4,200	4,186,859
Series 2019 A-2, RB	4.54%	07/01/2053	314	301,542
Series 2019 A-2, RB	4.78%	07/01/2058	20,223	20,044,122
				527,523,273
Rhode Island–0.12%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	9,000	9,389,102
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,017
				9,419,119
South Carolina–0.35%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(f)	5.75%	06/15/2049	2,000	2,022,916
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	831,351
Series 2013, RB	5.13%	05/01/2048	2,000	1,633,101
Series 2017, Ref. RB	5.00%	05/01/2042	250	210,639
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	928,865
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	$ 5,000	$ 5,493,100
Series 2024, RB	5.50%	11/01/2049	5,000	5,481,689
Series 2024, RB	5.50%	11/01/2050	4,000	4,370,361
Series 2024, RB	5.50%	11/01/2054	5,000	5,433,295
				26,405,317
Tennessee–1.40%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,643,356
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(k)	5.50%	07/01/2059	1,750	1,866,990
Series 2024 A-1, RB (INS - BAM)(k)	5.00%	07/01/2064	4,000	4,075,660
Series 2024 B-1, RB (INS - BAM)(k)	5.00%	07/01/2049	1,500	1,550,080
Series 2024 B-1, RB (INS - BAM)(k)	5.13%	07/01/2059	3,000	3,099,611
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	189,480
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	517,352
Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(c)	5.50%	07/01/2052	1,000	1,066,649
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,581,018)(d)(e)(f)	6.00%	04/01/2038	14,875	3,912,125
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,784,437)(d)(e)(f)	6.25%	04/01/2049	19,400	5,102,200
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	715	709,193
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	12,892,986
Series 2016 A, Ref. RB(f)	5.00%	09/01/2031	750	670,044
Series 2016 A, Ref. RB(f)	5.00%	09/01/2037	1,145	942,123
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2052	30,000	32,059,163
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2047	12,835	13,772,862
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	11,550	11,935,794
				106,005,668
Texas–9.64%
Academy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	4,375	4,139,380
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(f)	5.75%	06/01/2043	1,500	1,534,622
Series 2024, RB(f)	6.00%	06/01/2053	1,250	1,270,659
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	965,703
Series 2024, RB	5.00%	08/15/2049	1,180	1,147,696
Series 2024, RB	5.00%	08/15/2054	1,330	1,273,883
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,763,239
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,133,603
Series 2022, RB(f)	6.38%	02/15/2052	4,000	3,856,207
Series 2022, RB(f)	6.50%	02/15/2057	6,000	5,825,420
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	704,877
Series 2021, RB	5.00%	08/15/2051	4,370	3,761,091
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(f)	6.00%	02/15/2043	3,825	3,892,039
Series 2023 A, RB(f)	6.13%	02/15/2053	5,000	5,052,731
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(k)	4.00%	02/15/2048	12,640	11,813,302
Bonham Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,755	7,241,203
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(c)(f)	9.00%	03/01/2039	$ 2,185	$ 2,282,435
Series 2019, RB(c)	7.00%	03/01/2039	10,325	9,572,985
Series 2019, RB(c)(f)	9.00%	03/01/2039	3,385	3,535,946
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2043	3,440	3,405,637
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2045	7,320	7,182,189
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(f)	3.63%	07/01/2026	7,000	6,588,601
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,018,702
Series 2015, RB	5.75%	08/15/2045	8,000	8,137,498
Series 2018 D, RB	5.75%	08/15/2033	3,690	3,754,394
Series 2018 D, RB	6.00%	08/15/2038	12,250	12,498,556
Series 2018 D, RB	6.13%	08/15/2048	19,250	19,542,623
Community Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,887,547
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	9,000	8,585,435
Dallas (City of), TX; Series 2023 A, Ref. RB	4.00%	10/01/2052	7,230	6,806,438
El Paso (City of), TX; Series 2022 A, RB (INS - BAM)(k)	4.00%	03/01/2048	9,950	9,453,025
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.00%	08/15/2047	16,625	15,756,002
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	18,232,024
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	4,875,571
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,112,441
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,151
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	20,000	21,791,588
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	16,000	16,011,114
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(c)	5.00%	07/01/2029	14,605	14,606,348
Series 2021 A, RB(c)	4.00%	07/01/2041	2,500	2,349,533
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	1,325	1,343,616
Series 2021 B-1, RB(c)	4.00%	07/15/2041	14,745	13,855,172
Ingram Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,317,042
Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(k)	3.00%	02/15/2046	5,000	3,829,655
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(b)(f)(h)	5.60%	08/15/2024	4,420	4,427,332
Lamar Consolidated Independent School District;
Series 2021, GO Bonds (INS - BAM)(k)	3.00%	02/15/2051	5,000	3,631,549
Series 2023, GO Bonds	4.00%	02/15/2048	25,000	23,822,978
Little Elm Independent School District; Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,655,686
Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	12,000	11,573,052
Midland (City of), TX; Series 2023, GO Bonds	4.00%	03/01/2048	5,245	4,981,814
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,510,832
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(d)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	217,239
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	1,959,283
Series 2021, RB	2.00%	11/15/2061	7,613	2,831,814
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,395	15,785,636
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(f)	12.00%	12/01/2028	14,000	15,660,956
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	6,912,175
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	$ 1,365	$ 1,213,836
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,689,929
Series 2016 A, RB	5.50%	11/15/2052	850	676,951
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	3,505	3,454,586
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,701,790
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	11,056,792
Series 2020, RB	5.25%	10/01/2055	2,105	1,761,875
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(f)	5.50%	08/15/2035	845	855,404
Series 2015 A, RB(f)	5.75%	08/15/2045	2,015	2,032,669
Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	645,056
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	518,006
North Texas Tollway Authority; Series 2011 B, RB(b)(g)(h)	0.00%	09/01/2031	15,500	7,563,103
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(c)(f)	5.00%	01/01/2039	1,000	1,000,000
Series 2024, RB(c)(f)	5.25%	01/01/2054	2,000	2,000,000
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(h)	7.50%	11/15/2024	2,350	2,385,481
Series 2014 A, RB(b)(h)	7.75%	11/15/2024	5,100	5,182,623
Series 2014 A, RB(b)(h)	8.00%	11/15/2024	6,000	6,102,465
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,699,751
San Antonio (City of), TX; Series 2023 A, Ref. RB(i)	5.50%	02/01/2050	10,000	11,132,381
Sanger Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,380	6,994,219
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(c)(d)(e)	8.00%	07/01/2038	37,110	3,711
Shallowater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	2,800	2,991,764
Sheldon Independent School District;
Series 2023, GO Bonds (INS - BAM)(k)	4.00%	02/15/2048	4,950	4,531,780
Series 2023, GO Bonds (INS - BAM)(k)	4.00%	02/15/2050	10,220	9,360,228
Splendora Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	3,085	2,975,079
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	12,500	11,620,363
Sweetwater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,500	2,322,827
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,801,302
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	2,899,991
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(i)	5.00%	11/15/2051	15,000	15,472,129
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	3,250	3,325,250
Series 2017, RB	6.75%	11/15/2047	13,125	13,536,873
Series 2017, RB	6.75%	11/15/2052	965	991,592
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(d)(e)	5.75%	02/15/2025	1,015	558,250
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(d)(e)	5.75%	02/15/2029	1,600	880,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(d)(e)	8.00%	02/15/2038	13,350	7,342,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(d)(e)	6.38%	02/15/2048	26,895	14,792,250
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(d)(e)	6.38%	02/15/2052	25,055	13,780,250
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(d)(e)	6.38%	02/15/2041	8,755	4,815,250
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,945,055
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$ 1,000	$ 941,441
Series 2020, Ref. RB	6.75%	11/15/2051	7,000	6,362,350
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,659,152
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 10/28/2009-09/29/2020; Cost $18,150,463)(d)(e)	5.75%	12/01/2054	18,637	11,741,217
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2051	6,000	1,461,510
Series 2019, RB(g)	0.00%	08/01/2053	1,000	217,278
Texas (State of) Water Development Board;
Series 2022, RB(i)	4.80%	10/15/2052	33,000	34,188,307
Series 2022, RB(i)	5.00%	10/15/2057	3,500	3,675,337
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,518,809
Texas Municipal Gas Acquisition & Supply Corp. IV; Series 2023 A, RB(b)	5.50%	01/01/2030	14,250	15,209,061
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(c)	5.50%	12/31/2058	11,875	12,684,830
Thrall Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,403,117
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,003
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	8,660	7,994,967
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,468,236
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,352,919
Walnut Creek Special Utility District; Series 2023, RB (INS - AGM)(k)	4.75%	01/10/2054	2,800	2,863,792
				730,581,956
Utah–1.48%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(f)	9.75%	03/15/2053	2,065	2,057,469
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	8,525	6,974,992
Series 2021 B, GO Bonds(f)	7.38%	09/15/2051	5,500	4,673,874
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(f)	9.00%	03/15/2053	1,239	1,192,465
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(f)	6.63%	03/01/2054	2,375	2,408,134
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(f)	5.63%	12/01/2043	5,000	5,058,838
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(f)	5.13%	03/01/2051	3,280	2,535,889
Series 2022 B, GO Bonds(f)	8.00%	03/15/2051	579	480,235
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(f)	4.50%	08/01/2040	1,205	1,123,272
Series 2020 A, RB(f)	5.00%	08/01/2050	6,500	6,155,208
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(f)	6.38%	03/01/2055	1,485	1,491,762
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(f)	3.63%	02/01/2035	600	469,864
Series 2021 A, GO Bonds(f)	4.13%	02/01/2041	500	376,108
Series 2021 A, GO Bonds(f)	4.38%	02/01/2051	1,100	775,139
Series 2021 B, GO Bonds(f)	7.38%	08/15/2051	600	472,969
Salt Lake City (City of), UT;
Series 2017 A, RB(c)(i)	5.00%	07/01/2047	15,000	15,035,313
Series 2023 A, RB(c)	5.25%	07/01/2048	5,750	6,090,819
Series 2023 A, RB(c)	5.50%	07/01/2053	18,000	19,309,079
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(i)(l)	5.00%	07/01/2051	11,675	11,969,679
Utah (State of) Charter School Finance Authority; Series 2018 A, RB(b)(f)	6.00%	10/15/2028	4,200	4,260,256
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(f)	5.00%	06/15/2052	9,640	7,701,955
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(f)	5.00%	06/15/2050	2,000	1,818,754
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(b)(f)	5.75%	07/15/2028	3,420	3,420,499
Series 2018, RB(f)	4.65%	07/15/2033	500	492,315
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(f)	7.00%	12/01/2042	5,630	5,547,738
				111,892,625
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.66%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	$ 4,430	$ 3,848,127
Series 2016 A-2, RB(m)	7.13%	03/01/2059	10,634	6,791,575
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(d)(e)	5.38%	09/01/2054	555	517,248
Roanoke (County of), VA Economic Development Authority (Richfield Living); Series 2019 A, Ref. RB	5.00%	09/01/2034	745	694,324
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	19,414,100
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,885,967
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	467,145
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(c)	5.00%	12/31/2052	2,150	2,161,466
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,927,989
Series 2023, RB	7.00%	09/01/2059	10,000	11,109,077
				49,817,018
Washington–1.38%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB(i)	4.00%	11/01/2046	16,255	15,575,910
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,016,671
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,918,600
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,389,136
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	8,500	8,501,301
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(i)(l)	5.00%	07/01/2058	29,500	29,899,598
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(f)	5.63%	12/01/2040	9,000	8,928,402
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2036	1,460	1,354,711
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	700	579,913
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	8,350	6,656,511
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(f)(h)	7.00%	07/01/2025	2,150	2,212,436
Series 2015 A, RB(b)(f)(h)	7.00%	07/01/2025	1,500	1,543,560
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(f)	5.00%	01/01/2031	1,500	1,431,134
Series 2016 A, Ref. RB(f)	5.00%	01/01/2046	8,700	7,067,070
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(f)	5.00%	01/01/2051	8,165	6,352,194
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(f)	5.00%	07/01/2056	2,260	2,049,606
				104,476,753
West Virginia–1.43%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,150	3,151,827
Series 2013, Ref. RB(d)(f)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)(f)	5.75%	06/01/2042	14,980	10,485,795
Series 2019 B, Ref. RB(d)(f)	7.50%	06/01/2042	5,285	3,465,007
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(f)	6.00%	06/01/2053	2,000	2,102,918
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(f)	5.75%	06/01/2043	7,000	7,132,441
Series 2020, Ref. RB(f)	7.50%	06/01/2043	13,100	14,068,834
Series 2021 A, Ref. RB(f)	4.13%	06/01/2043	2,810	2,411,332
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(c)(f)	9.50%	05/01/2043	$ 20,000	$ 19,962,008
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(f)	8.50%	12/01/2043	16,000	16,020,430
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)(f)	7.25%	02/01/2036	10,965	7,675,500
Series 2018, RB(c)(d)(f)	8.75%	02/01/2036	4,500	3,600,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,363,854
Series 2023 B, RB	6.00%	09/01/2053	13,000	14,466,568
				108,406,514
Wisconsin–5.23%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(g)(k)	0.00%	12/15/2055	24,900	5,071,099
Series 2020 D, RB (INS - AGM)(g)(k)	0.00%	12/15/2055	22,555	4,664,694
Series 2020 D, RB (INS - AGM)(g)(k)	0.00%	12/15/2060	57,015	8,894,511
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,669,844
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,823,284
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	3,600,643
Series 2019, Ref. RB	5.00%	11/01/2046	550	468,251
Series 2019, Ref. RB	5.00%	11/01/2054	9,500	7,641,688
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	3,963,740
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(f)	5.00%	09/01/2054	1,360	1,085,348
Series 2021, RB(f)(g)	0.00%	01/01/2061	21,000	1,379,076
Series 2023 A, Ref. RB(f)	6.25%	10/01/2053	1,000	1,015,728
Series 2023, RB(f)	6.88%	07/01/2053	1,350	1,394,096
Series 2023, RB(f)	7.00%	07/01/2058	1,000	1,032,284
Series 2023, RB	5.75%	07/01/2062	20,000	21,618,794
Series 2024, RB(f)	5.50%	12/15/2028	11,455	11,459,095
Series 2024, RB(f)	12.00%	05/16/2029	4,750	4,743,996
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(f)	6.25%	06/01/2052	7,500	7,504,969
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,544,516)(e)(f)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,944,678)(e)(f)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,309,830)(e)(f)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.25%	08/01/2027	1,550	1,209,000
Series 2017, RB(d)(f)	6.75%	08/01/2031	15,590	11,380,700
Series 2017, RB(f)	6.50%	12/01/2037	25,000	24,067,230
Series 2017, RB(f)	6.75%	12/01/2042	12,270	11,878,019
Series 2017, RB(f)	7.00%	12/01/2050	8,900	8,742,256
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(f)	5.00%	06/15/2051	2,000	1,624,620
Series 2021 A, RB(f)	5.00%	06/15/2056	1,400	1,112,257
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(f)	5.13%	06/01/2048	10,500	9,425,305
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	19,235	11,733,481
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(f)	5.75%	10/01/2053	5,775	5,787,692
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(d)(e)(f)	5.75%	11/01/2024	1,440	792,000
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(d)(e)(f)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(d)(e)(f)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(d)(e)(f)	8.50%	11/01/2046	8,000	1,600,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(f)	6.13%	02/01/2048	$ 5,465	$ 5,081,800
Series 2020 A, RB(f)	6.13%	02/01/2050	3,305	3,046,789
Series 2022 A, RB(f)	6.13%	02/01/2050	3,580	3,300,304
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,567,653
Series 2019 A, RB	5.75%	12/01/2048	6,863	5,638,163
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(f)	5.63%	02/01/2046	3,500	3,510,464
Series 2022 B, RB(f)	6.00%	02/01/2062	6,500	6,618,832
Wisconsin (State of) Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(f)	5.00%	10/15/2055	350	303,419
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(f)(g)	0.00%	09/01/2029	5,500	3,768,146
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.25%	06/15/2049	5,775	5,579,863
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(f)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(f)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(f)	5.25%	05/15/2047	2,240	2,071,350
Series 2017 A, Ref. RB(f)	5.25%	05/15/2052	2,300	2,073,240
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(f)	5.00%	06/01/2041	3,450	3,454,438
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	11,065	10,456,832
Series 2017, Ref. RB(c)(f)	7.13%	06/01/2041	12,080	10,660,726
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,755	3,450,546
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,814,808
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,200,781
Series 2018 A, RB	5.35%	12/01/2045	24,750	24,622,362
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(f)	6.50%	01/01/2041	10,000	7,867,783
Series 2021 A, RB(f)	6.85%	01/01/2051	11,110	8,198,446
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(f)	6.25%	07/15/2053	160	166,523
Series 2023, RB(f)	6.50%	07/15/2063	1,175	1,230,814
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(f)(h)	6.00%	11/15/2024	2,500	2,519,198
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,045,152
Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(f)	4.00%	06/01/2036	1,000	907,232
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(f)	5.00%	10/01/2053	8,350	7,370,305
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(f)	5.00%	06/15/2052	1,000	916,934
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,143,603
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(f)	5.00%	03/01/2052	2,300	1,910,080
Series 2020, RB(f)	5.25%	03/01/2055	5,000	4,320,098
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(f)	5.00%	12/01/2031	7,330	6,884,280
Series 2016, RB(f)	5.25%	12/01/2039	10,685	9,488,383
				396,284,297
Total Municipal Obligations (Cost $8,842,898,325)					8,324,656,889
U.S. Dollar Denominated Bonds & Notes–0.07%
Ohio–0.03%
Cincinnati Senior Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC; Series 2023(f)	12.00%	12/31/2024	2,015	2,015,000
Puerto Rico–0.04%
AES Puerto Rico, Inc.(j)	12.50%	03/04/2026	3,072	2,979,515
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,004,768)					4,994,515
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)	290,796	$ 0
TOTAL INVESTMENTS IN SECURITIES(r)–109.87% (Cost $8,847,903,093)		8,329,651,404
FLOATING RATE NOTE OBLIGATIONS–(11.44)%
Notes with interest and fee rates ranging from 3.88% to 4.22% at 05/31/2024 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059(s)		(867,115,000)
OTHER ASSETS LESS LIABILITIES–1.57%		118,804,799
NET ASSETS–100.00%		$7,581,341,203
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $238,078,817, which represented 3.14% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at May 31, 2024 was $278,425,051, which represented 3.67% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $1,549,474,039, which represented 20.44% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $303,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $1,220,352,987 are held by TOB Trusts and serve as collateral for the $867,115,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$8,306,657,818	$17,999,071	$8,324,656,889
U.S. Dollar Denominated Bonds & Notes	—	2,015,000	2,979,515	4,994,515
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	8,308,672,818	20,978,586	8,329,651,404
Other Investments - Assets
Investments Matured	—	29,416,354	1,176,992	30,593,346
Total Investments	$—	$8,338,089,172	$22,155,578	$8,360,244,750
Invesco High Yield Municipal Fund